Other Accounts Payables	12 Months Ended
Dec. 31, 2024
Other Accounts Payables [Abstract]
OTHER ACCOUNTS PAYABLES

Note 12: - Other Accounts Payables

a.	Composition:

	December 31,
	2024	2023
	U.S. Dollars in thousands
Employees and payroll accruals	$9,218	$7,542
Government grants (b)	-	177
Accrued Expenses and Others	453	542
Total Other Accounts Payables	$9,671	$8,261

b.	Government grants:

Presented in the statement of financial position and Profit or Loss and Other Comprehensive Income:

	December 31,
	2024	2023
	U.S. Dollars in thousands
Current Assets	$11	$104
Current liability	$-	$177
Royalties paid during the year	$(177)	$-
Expense (income) carried to Research and Development cost	$17	$61